Loans and advances to clients (Details 5) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 6,977,664
Impairment losses charged to income for the year	2,418,459
Transfers between stages	(387,312)
Movement of the period	2,805,771
Of which:
Commercial and industrial	262,834
Real estate-construction	(6,839)
Installment loans to individuals	2,163,216
Lease financing	(752)
Variation by Stage	(6,516,310)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Exchange Variation	6,104
Balance at end of year	2,885,917
Of which:
Loans and advances to customers	(2,807,780)
Loans and amounts due from credit institutions (Note 5)	12,599
Provision for Debt Instruments (Note 6)	65,537
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Discount Granted
Balance at beginning of year	29,723,374
Impairment losses charged to income for the year	23,800,720
Of which:
Commercial and industrial	8,854,382
Real estate-construction	244,335
Installment loans to individuals	14,685,813
Lease financing	16,190
Write-off of impaired balances against recorded impairment allowance	(18,340,010)
Of which:
Commercial and industrial	(4,919,792)
Real estate-construction	(114,637)
Installment loans to individuals	(13,294,696)
Lease financing	(10,885)
Exchange Variation	27,539
Balance at end of year	35,211,623
Of which:
Loans and advances to customers	(34,025,262)
Loans and amounts due from credit institutions (Note 5)	12,599
Provision for Debt Instruments (Note 6)	1,173,762
Recoveries of loans previously charged off	983,030
Of which:
Commercial and industrial	597,436
Real estate-construction	35,671
Installment loans to individuals	346,097
Lease financing	3,826
Stage 2 [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	5,753,855
Impairment losses charged to income for the year	7,757,352
Transfers between stages	(124,415)
Movement of the period	7,881,767
Of which:
Commercial and industrial	696,692
Real estate-construction	(20,320)
Installment loans to individuals	7,084,057
Lease financing	(3,077)
Variation by Stage	(6,652,359)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Exchange Variation	2,610
Balance at end of year	6,861,458
Of which:
Loans and advances to customers	(6,852,845)
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	8,613
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Discount Granted
Balance at beginning of year	25,640,489
Impairment losses charged to income for the year	16,986,695
Of which:
Commercial and industrial	3,340,309
Real estate-construction	116,031
Installment loans to individuals	13,531,815
Lease financing	(1,460)
Write-off of impaired balances against recorded impairment allowance	(12,934,687)
Of which:
Commercial and industrial	(5,184,225)
Real estate-construction	(166,579)
Installment loans to individuals	(7,575,967)
Lease financing	(7,916)
Exchange Variation	30,878
Balance at end of year	29,723,376
Of which:
Loans and advances to customers	(28,510,659)
Loans and amounts due from credit institutions (Note 5)	21,825
Provision for Debt Instruments (Note 6)	1,190,892
Recoveries of loans previously charged off	1,536,336
Of which:
Commercial and industrial	462,523
Real estate-construction	64,257
Installment loans to individuals	1,002,257
Lease financing	7,299
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	16,991,855
Impairment losses charged to income for the year	13,624,909
Transfers between stages	7,860,172
Movement of the period	5,764,737
Of which:
Commercial and industrial	7,894,856
Real estate-construction	271,494
Installment loans to individuals	5,438,540
Lease financing	20,019
Variation by Stage	13,168,669
Write-off of impaired balances against recorded impairment allowance	(18,340,010)
Of which:
Commercial and industrial	(4,919,792)
Real estate-construction	(114,637)
Installment loans to individuals	(13,294,696)
Lease financing	(10,885)
Exchange Variation	18,825
Balance at end of year	25,464,248
Of which:
Loans and advances to customers	(24,364,637)
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	1,099,612
Recoveries of loans previously charged off	983,030
Of which:
Commercial and industrial	597,436
Real estate-construction	35,671
Installment loans to individuals	346,097
Lease financing	3,826
Discount Granted	(2,011,059)
Balance at beginning of year	22,625,750
Impairment losses charged to income for the year	18,311,441
Of which:
Commercial and industrial	6,918,671
Real estate-construction	81,415
Installment loans to individuals	11,308,689
Lease financing	2,666
Write-off of impaired balances against recorded impairment allowance	(15,297,428)
Of which:
Commercial and industrial	(4,744,944)
Real estate-construction	(232,262)
Installment loans to individuals	(10,433,131)
Lease financing	(14,588)
Exchange Variation	127,499
Balance at end of year	25,640,488
Of which:
Loans and advances to customers	(24,053,989)
Loans and amounts due from credit institutions (Note 5)	9,065
Provision for Debt Instruments (Note 6)	1,577,435
Recoveries of loans previously charged off	861,253
Of which:
Commercial and industrial	422,023
Real estate-construction	55,631
Installment loans to individuals	370,491
Lease financing	13,107
Stage Total [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	29,723,374
Impairment losses charged to income for the year	23,800,720
Transfers between stages	7,348,445
Movement of the period	16,452,275
Of which:
Commercial and industrial	8,854,382
Real estate-construction	244,335
Installment loans to individuals	14,685,813
Lease financing	16,190
Variation by Stage
Write-off of impaired balances against recorded impairment allowance	(18,340,010)
Of which:
Commercial and industrial	(4,919,792)
Real estate-construction	(114,637)
Installment loans to individuals	(13,294,696)
Lease financing	(10,885)
Exchange Variation	27,539
Balance at end of year	35,211,623
Of which:
Loans and advances to customers	(34,025,262)
Loans and amounts due from credit institutions (Note 5)	12,599
Provision for Debt Instruments (Note 6)	1,173,762
Recoveries of loans previously charged off	983,030
Of which:
Commercial and industrial	597,436
Real estate-construction	35,671
Installment loans to individuals	346,097
Lease financing	3,826
Discount Granted	R$ (2,011,059)